Financial Liabilities and Lease Debts - Schedule of Financial Liabilities and Lease Debts (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Lease debts	$ 27,725	$ 34,245
Other non-current financial liabilities	735	881
Total non-current financial liabilities and non-current lease debts	101,738	85,127
Lease debts	7,701	8,385
Other current financial liabilities	6,369	11,293
Total current financial liabilities and current lease debts	18,161	24,519
Trade payables	17,277	18,664
Other current liabilities	12,342	10,097
Total Financial liabilities and lease debts	149,518	138,408
State Guaranted Loan [Member]
Disclosure of financial liabilities [line items]
Conditional advances	0	3,599
Non current liability of loan	0	3,599
Current liability of loan	4,090	4,841
BPI Refundable Advance Agreement [Member]
Disclosure of financial liabilities [line items]
Conditional advances	4,042	3,189
Non current liability of loan	4,042	3,189
European Investment Bank Loan [Member]
Disclosure of financial liabilities [line items]
Conditional advances	47,175	37,202
Non current liability of loan	47,175	37,202
European Investment Bank Warrants [Member]
Disclosure of financial liabilities [line items]
Non-current derivative financial liabilities	$ 22,059	$ 6,010